Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Current Assets
Cash	$ 6,296,312	$ 29,322,504
Short-term investments	198,375	192,398
Receivables	421,860	3,193,926
Deposits and prepayments	631,402	479,266
Current Assets	7,547,949	33,188,094
Non-current Assets
Other tax receivable	5,530,422	3,631,796
Equity investments	283,081	496,741
Plant and equipment	1,339,839	1,462,848
Mineral property interests	103,606,250	85,298,776
TOTAL ASSETS	118,307,541	124,078,255
Current Liabilities
Accounts payable and accrued liabilities	2,280,553	3,492,269
Due to a related party	56,102	377,031
Current Liabilities	2,336,655	3,869,300
Total Liabilities	2,336,655	3,869,300
Equity
Share capital	155,840,052	153,707,576
Share-based payment reserve	18,636,297	15,395,486
Accumulated other comprehensive income	10,227,980	11,704,949
Deficit	(68,623,306)	(60,527,857)
Total equity attributable to the equity holders of the Company	116,081,023	120,280,154
Non-controlling interests	(110,137)	(71,199)
Total Equity	115,970,886	120,208,955
TOTAL LIABILITIES AND EQUITY	$ 118,307,541	$ 124,078,255